Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 550,639	$ 574,827
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	20,279	13,602
Net Income attributable to non-controlling interests	50,130	53,324
Changes in assets and liabilities:
Other assets	14,422	(18,735)
Incentive management fee payable to General Partners	6,974	13,952
Property management fees payable	538	(515)
Customer deposits and other liabilities	(60,105)	3,426
Net cash provided by operating activities	582,877	639,881
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	(104,976)	0
Net cash used in investing activities	(104,976)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(674,431)	(716,596)
Distributions paid to non-controlling interests	(46,800)	(49,500)
Net cash used in financing activities	(721,231)	(766,096)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(243,330)	(126,215)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	703,774	761,740
CASH AND CASH EQUIVALENTS AT END OF PERIOD	460,444	635,525
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	193,765	232,523